Preparation Of Interim Financial Statements (Consolidated Statements of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Changes in other current assets	$ (778)	$ 1,709	$ (1,183)
Equipment installment receivables and related sales	(1,239)	(1,307)	(3,560)
Other - net	(1,315)	(2,586)	1,544
Net Cash Provided by (Used in) Operating Activities	38,010	38,442	35,174
Acquisitions, net of cash acquired	1,123	(2,959)	(30,753)
Sales (purchases) of securities, net	449	672	1,723
Cash collections of deferred purchase price	976	731	537
Cash (Used in) Provided by Investing Activities	(18,943)	(23,318)	(48,424)
Change in cash and cash equivalents and restricted cash	44,997	662	(3,468)
Historical Accounting Method [Member] | New Accounting Pronouncement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Changes in other current assets	(777)	1,708	(1,182)
Equipment installment receivables and related sales	(263)	(576)	(3,023)
Other - net	(1,151)	(2,414)	1,712
Net Cash Provided by (Used in) Operating Activities	39,151	39,344	35,880
Acquisitions, net of cash acquired			(30,759)
Sales (purchases) of securities, net	(4)	506	1,545
Cash collections of deferred purchase price	0	0	0
Cash (Used in) Provided by Investing Activities	(20,371)	(24,215)	(49,144)
Change in cash and cash equivalents and restricted cash	44,710	667	(3,482)
Effect of Adoption [Member] | ASU 2016-15 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Changes in other current assets	0	0	0
Equipment installment receivables and related sales	(976)	(731)	(537)
Other - net	0	0	0
Net Cash Provided by (Used in) Operating Activities	(976)	(731)	(537)
Acquisitions, net of cash acquired			0
Sales (purchases) of securities, net	0	0	0
Cash collections of deferred purchase price	976	731	537
Cash (Used in) Provided by Investing Activities	976	731	537
Change in cash and cash equivalents and restricted cash	0	0	0
Effect of Adoption [Member] | ASU 2016-18 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Changes in other current assets	(1)	1	(1)
Equipment installment receivables and related sales	0	0	0
Other - net	(164)	(172)	(168)
Net Cash Provided by (Used in) Operating Activities	(165)	(171)	(169)
Acquisitions, net of cash acquired			6
Sales (purchases) of securities, net	453	166	178
Cash collections of deferred purchase price	0	0	0
Cash (Used in) Provided by Investing Activities	452	166	183
Change in cash and cash equivalents and restricted cash	$ 287	$ (5)	$ 14